Related Party Transactions (Contributions to Defined Contribution Retirement Plans) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Municipal contribution plan [member]
Disclosure of transactions between related parties [line items]
Contributions to defined contribution retirement plans	¥ 249,578	¥ 247,710	¥ 273,841
Supplementary contribution plan [member]
Disclosure of transactions between related parties [line items]
Contributions to defined contribution retirement plans	¥ 66,546	¥ 69,846	¥ 68,921